SUMMARY PROSPECTUS FOR NEW INVESTORS
August 10, 2026
New York Life Premier Advisory Variable Annuity
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-III
This summary prospectus summarizes key features of the New York Life Premier Advisory Variable Annuity policy.
Before you invest, you should review the prospectus for the New York Life Premier Advisory Variable Annuity policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the policy online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also obtain this information at no cost by contacting your investment adviser representative, calling NYLIAC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com. You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklife.com or the New York Life mobile application ("mobile application” or “mobile app") which is available for download on the Apple App Store and Google Play Store.
You may cancel your policy within 10 days of delivery of the policy without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application (less any withdrawals made, including those to pay Advisory Fees) or your policy value (Accumulation Value). You should review the prospectus, or consult with your investment adviser representative, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
In order to purchase this variable annuity, the purchaser must enter into a client agreement with Eagle Strategies LLC (Eagle or the Investment Adviser), NYLIAC’s affiliated investment adviser, and agree to pay an ongoing, asset-based fee (Advisory Fee) to Eagle for ongoing, investment advisory services relating to the policy. NYLIAC is not responsible for the investment advisory services provided by Eagle or its investment adviser representatives. The Advisory Fee that is charged by your Investment Adviser is covered in a separate agreement between you and the Investment Adviser, and is separate from, and in addition to, the fees and expenses that are described in this prospectus. Any withdrawal you take from this policy to pay Advisory Fees may reduce your death benefit and other guaranteed benefits and may be subject to federal and state income taxes and a 10% federal penalty tax. (See “FEDERAL TAX MATTERS – Payment of Investment Advisory Fees” in the Prospectus for more information). For further details, please speak with your investment adviser representative and your tax advisor.

i

Definitions

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the Variable Accumulation Value and the DCA Advantage Account Accumulation Value of a policy.
ADBR—Annual Death Benefit Reset Rider.
ADBR Reset Value—On the First Policy Anniversary, the ADBR Reset Value is the greater of (a) the Accumulation Value on the first Policy Anniversary or (b) the Return of Premium Death Benefit. The ADBR Reset Value on the second and each subsequent Reset Anniversary is defined as the greater of (a) the Accumulation Value on the current Reset Anniversary or (b) the Reset Value on the prior Reset Anniversary, plus any premium payments applied since the prior Reset Anniversary, less any ADBR Reset Value Proportional Reductions since the prior Reset Anniversary.
ADBR Reset Value Proportional Reduction—An amount equal to the amount withdrawn from the policy after the first Policy Anniversary (excluding amounts withdrawn to pay Advisory Fees in states other than New York), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the ADBR Reset Value immediately preceding the withdrawal.
Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions of the Separate Account and DCA Advantage Account reduced by any withdrawals in excess of any gain in the policy.
Advisory Fee —The amount we allow to be taken from your policy’s Accumulation Value, or for policies issued in New York, the amount paid from assets outside of the policy as designated by the policyowner, to pay the Investment Adviser for investment advisory services relating to the policy. The fee is set by the Investment Adviser and is covered in a separate agreement between you and the Investment Adviser. We allow an annual Advisory Fee of up to 1.0% of your Accumulation Value, which is calculated and collected monthly. For all states other than New York, Advisory Fees reduce your Accumulation Value by the amount of the fee.
Allocation Options —The Investment Divisions of the Separate Account and the DCA Advantage Account.
Annuitant—The person or persons named on the Policy Data Page and whose life or lives determine the Income Payments.
Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy, which cannot be later than the date you attain age 115.
Base Contract Charge—The mortality and expense risk and administrative costs charge for the Separate Account as described on your policy’s Data Page.
Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Code—The Internal Revenue Code of 1986, as amended.
Dollar Cost Averaging (DCA) Advantage Account— A non-variable Allocation Option to which you may allocate Premium Payments, subject to the limitations described on the Policy Data Page, and from which amounts are transferred to the Investment Divisions proportionally on a monthly basis. The DCA Advantage Account duration is shown on the Policy Data Page. We credit the DCA Advantage Account with a fixed interest rate. The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Account, and rider charges deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.

Good Order—Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it complies with our administrative procedures and is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction or complete the transaction and that it complies with all relevant laws and regulations. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing or by other means we then permit (such as by telephone or electronic transmission), along with all forms and other information or documentation necessary to complete the request.
Holding Period—A pre-determined Holding Period you select at the time of application for the Investment Preservation Rider.
Holding Period End Date—The Policy Anniversary corresponding to the end of the Holding Period selected and measured from either (a) the Rider Effective Date or (b) the Rider Reset Effective Date, whichever is later.
Income Payments—Periodic payments NYLIAC makes after the Annuity Commencement Date.
Investment Adviser—Eagle Strategies LLC, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. The Investment Adviser is an affiliate of NYLIAC.
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
Investment Preservation Rider or IPR—Investment Preservation Rider - Advisory.
IPR Death Benefit—The death benefit available with the IPR.
IPR Free Withdrawal Amount—The maximum amount in any given Policy Year that is not subject to the IPR Termination and Withdrawal Charge. Such maximum amount is equal to (a) the greater of either (i) 20% of the IPR Guaranteed Amount as of the last Policy Anniversary (or the sum of all premium payments if assessed in the first policy year) or (ii) the required minimum distribution applicable to the policy as of the last Policy Anniversary, minus (b) any prior Guaranteed Amount Proportional Reductions made during the current Policy Year that were free of a Termination and Withdrawal Charge.
IPR Guaranteed Amount—The IPR Guaranteed Amount will equal the IPR Guarantee Percentage of the sum of all premium payments made in the first Policy Year, minus all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period.
IPR Guarantee Percentage—The percentage used to calculate the IPR Guaranteed Amount. This percentage is shown on your IPR rider data page.
IPR Reset—Changing the guaranteed amount of the Investment Preservation Rider to a new IPR Guaranteed Amount. After reset, the new IPR Guaranteed Amount will be equal to the IPR Guarantee Percentage of your Policy’s Accumulation Value on the Policy Anniversary following your request, less any applicable reductions.
IPR Termination and Withdrawal Charge—A charge that applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. The charge is calculated as a percentage of the IPR Guaranteed Amount that exceeds the IPR Free Withdrawal Amount for (i) and (ii), and for (iii), as a percentage of the IPR Guaranteed Amount Proportional Reductions that exceeds the IPR Free Withdrawal Amount.
Life Income—Guaranteed Period Payment Option—The default Income Payment option available under this policy. Monthly payments made under this option are made over the life of the Annuitant(s) with a guarantee of 10 years of payments, even if the Annuitant dies before the 10-year period has expired.
Non–Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.
Nonforfeiture Rate—The rate used to calculate the DCA Advantage Account Nonforfeiture Values. This rate, as shown on the Policy Data Page, is equal to the lesser of: a) 3.00%, and b) a rate that is not less than 1.00% and determined by using the six-month average of the five-year Constant Maturity Treasury Rate reported by the Federal

Reserve for December through May (for period beginning July 1) and June through November (for period beginning January 1), rounded to the nearest .05%, minus 1.25%.
Nonforfeiture Value—In the majority of jurisdictions, the Nonforfeiture Value is equal to 87.50% of your premium payments allocated to the DCA Advantage Account accumulated at the Nonforfeiture Rate since the Payment Date or transfer date, minus any amounts withdrawn or transferred from the DCA Advantage Account, with the remaining amount accumulated at the Nonforfeiture Rate since the date of withdrawal or transfer.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy, or as subsequently changed after issue, who is entitled to exercise all rights under the policy.
Payment Date—The Business Day on which we receive a premium payment in Good Order.
Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.
Policy Data Page—Page 2 of the policy which contains the policy specifications.
Policy Date—The date from which we measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.
Policy Monthly Anniversary—Each monthly anniversary of the Policy Date.
Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios —The mutual fund portfolios in which the corresponding Investment Divisions invest.
Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.
Return of Premium Death Benefit —The total dollar amount of premium payments made under this Policy reduced by any Return of Premium Death Benefit Proportional Withdrawals.
Return of Premium Death Benefit Proportional Withdrawal—An amount equal to the amount withdrawn from this Policy (excluding any amount to pay Advisory Fees in states other than New York), divided by this Policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal.
Separate Account—NYLIAC Variable Annuity Separate Account–III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Standard Death Benefit—The death benefit that comes standard under the base policy. It guarantees that your beneficiaries will receive the greatest of: (i) your Accumulation Value; or (ii) the Return of Premium Death Benefit.
Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.
VPSC—The Variable Products Service Center.

Overview Of The Policy

Q.
What is this policy, and what is it designed to do?
A.
The New York Life Premier Advisory Variable Annuity is designed to assist individuals with their long-term retirement planning or other long-term needs through investments in a variety of Allocation Options during an accumulation (savings) phase of the policy. The policy also offers death benefits to protect your designated beneficiaries. You can also elect to supplement your retirement income by converting your Accumulation Value into a stream of Income Payments (sometimes called annuity payments). This policy may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.

This policy is intended to be purchased by policy owners who have engaged the Investment Adviser to provide ongoing investment advisory services for an Advisory Fee. The Advisory Fee is covered in a separate agreement between you and the Investment Adviser and is separate from, and in addition to, the policy’s fees and expenses described in this prospectus.
Q.
How do I accumulate assets in the policy and receive income from the policy?
A.
Your policy has two phases:
●
the accumulation (savings) phase, when you make premium payments to us, and
●
the annuity (income) phase, when we make Income Payments to you.
Accumulation (Savings) Phase
During the accumulation (savings) phase of the policy, you can invest your premium payments in:
●
a variety of Investment Divisions (you may choose up to 18). Each Investment Division invests in a corresponding (mutual fund) Portfolio, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns. A list of Portfolios is provided in APPENDIX 1A: Portfolios Available Under the Policy; and
●
a DCA Advantage Account, which transfers amounts automatically to the Investment Divisions you choose in six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
Additional information about the Portfolios and the DCA Advantage Account is provided in APPENDIX 1A: Investment Options Available Under the Policy.
Annuity (Income) Phase
You can elect to annuitize your policy and turn your Accumulation Value into a fixed stream of Income Payments (sometimes called annuity payments) from NYLIAC. If you do that, payments will be made over the life of the Annuitant(s) and are guaranteed for 10 years, even if the Annuitant dies sooner. This is called the Life Income – Guaranteed Period Payment Option. We may offer other options, at our discretion, where permitted by state law. We do not currently offer variable Income Payment options.
Please note that when you annuitize your policy, your Accumulation Value will be converted to Income Payments and you may no longer withdraw money at will from your policy. However, you may elect partial annuitization and apply a portion of your Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy can remain invested in your Allocation Options and will continue to provide the opportunity to accumulate Accumulation Value on a tax-deferred basis. All benefits (including guaranteed minimum death benefits and living benefits) terminate when you annuitize your entire Accumulation Value.
Q.
What are the policy’s primary features and options?
A.
Accessing your money. Until you annuitize (begin Income Payments), you have full access to your money. You can choose to withdraw part or all of your Accumulation Value at any time (through partial withdrawals, periodic partial withdrawals, or surrendering the policy). See “ANNUITY PAYMENTS (THE INCOME PHASE)— Annuity Commencement Date” in the Prospectus. However, if you purchase the IPR and withdraw more than the IPR Free Withdrawal Amount in a given Policy Year during the first three Policy Years, an IPR Termination and Withdrawal

Charge will be deducted from your Accumulation Value. See “CHARGES AND DEDUCTIONS—Transaction Expenses—IPR Termination and Withdrawal Charge” in the Prospectus.
Tax treatment. Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, such as when (1) you make a withdrawal; (2) you receive an Income Payment from the policy; or (3) upon payment of a death benefit.
Death benefits. Your policy includes a Standard Death Benefit that will pay your designated beneficiary(ies) the greater of: (i) the Accumulation Value, or (ii) the Return of Premium Death Benefit. If you die before moving to the income phase, the person(s) you have chosen as your beneficiary(ies) will receive the Standard Death Benefit. For an additional fee, you can also purchase the Annual Death Benefit Reset Rider or the IPR that provides additional death benefits. These riders may increase the amount of money payable to your designated beneficiaries upon your death. These riders are only available when you apply(ied) for your policy. (See DESCRIPTION OF BENEFITS in the Prospectus – Annual Death Benefit Reset Rider and Investment Preservation Rider for more information about the ADBR and IPR Death Benefit calculations.)
Optional benefits that occur during your lifetime. For an additional fee, you can purchase the IPR at the time of application that protects your investment from declining markets, for a specified Holding Period.
Automatic asset rebalancing and dollar cost averaging. At no additional charge, you may select automatic asset rebalancing, which automatically rebalances your value in the Investment Divisions to maintain your chosen percentage allocation. Also, at no additional charge, you may select either (i) traditional dollar cost averaging, which automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions, or (ii) the DCA Advantage Account, which is an Allocation Option that transfers amounts automatically to the Investment Divisions you choose in up to six monthly increments and pays you interest on amounts remaining in the account. (You may not elect traditional dollar cost averaging if you have elected automatic asset rebalancing).
Electronic Delivery. You may elect to receive electronic delivery of current prospectuses related to this policy, as well as other policy-related documents.
Q.
How is my Policy impacted by the deduction of Advisory Fees?
A.
Currently, in all states other than New York, we require you to deduct Advisory Fees directly from your Accumulation Value. (In New York, you may not pay Advisory Fees from your policy’s Accumulation Value. Instead, you must pay Advisory Fees directly from assets outside of the policy as designated by you. For payment of the Advisory Fees in New York, see APPENDIX 2 – State Variations in the Prospectus.) The Advisory Fees are in addition to fees and expenses disclosed in this prospectus. Any withdrawal taken from this policy, including withdrawals to pay Advisory Fees, may reduce your death benefit and other guaranteed benefits and may be subject to federal and state income taxes and a 10% federal penalty tax. We will, however, treat Advisory Fee deductions as an expense of the policy and not a taxable withdrawal if (1) your policy is a Qualified Policy, or (2) your policy is a Non-Qualified Policy and you meet certain requirements specified in a series of recent IRS private letter rulings. (See FEDERAL TAX MATTERS – Payment of Investment Advisory Fees” in the Prospectus). Any deduction from your Accumulation Value to pay your Advisory Fees will reduce your Accumulation Value on a dollar-for-dollar basis by the amount withdrawn. These deductions will impact the benefits provided under your policy as described below:

Standard Death Benefit: The death benefit that comes standard with this policy is the higher of either:
(a)
your Accumulation Value, or
(b)
the Return of Premium Death Benefit.
Since any deduction to pay Advisory Fees will immediately reduce your Accumulation Value by the amount withdrawn, such deductions will reduce your Standard Death Benefit as calculated in section (a) above. Deductions to pay Advisory Fees are not considered a withdrawal for purposes of the Return of Premium Death Benefit in section (b) and will not impact the calculation of that benefit. See “DESCRIPTION OF BENEFITS—The Standard Death Benefit—Death Before Annuity Commencement” in the Prospectus for an example of how Advisory Fees may impact the Standard Death Benefit.

Annual Death Benefit Reset Rider: With this rider, we look at your Accumulation Value on each Policy Anniversary. If on that Policy Anniversary, your current Accumulation Value is greater than your guaranteed death benefit on the previous Policy Anniversary, we will automatically reset the minimum value of your death benefit to equal your higher Accumulation Value. To the extent that payment of Advisory Fees from your policy reduces your Accumulation Value, such fees will also reduce the potential for increases in the guaranteed benefits under the rider. See “DESCRIPTION OF BENEFITS—Annual Death Benefit Reset Rider” in the Prospectus for an example of how Advisory Fees may impact the benefits payable under the ADBR.
Investment Preservation Rider:
(i)
IPR Guaranteed Amount. This rider protects a percentage of your investments from loss for a specified holding period. If, after a specified holding period, your Accumulation Value is less than the amount guaranteed by the rider, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount. Deductions from your Accumulation Value to pay Advisory Fees do not reduce the amount guaranteed under this rider.
(ii)
IPR Reset. At any point while the IPR is in effect, if your Accumulation Value multiplied by the IPR Guarantee Percentage is greater than the IPR Guaranteed Amount, you can elect to “reset” your rider so that the new guaranteed amount will equal the IPR Guarantee Percentage of your Accumulation Value as of the Policy Anniversary following your request to reset (minus any applicable reductions). To the extent that payment of Advisory Fees from your policy reduce your Accumulation Value in states other than New York, such fees will also reduce the potential for increases in the guaranteed amount that could be elected under an IPR Reset. See “DESCRIPTION OF BENEFITS—Investment Preservation Rider - Advisory” in the Prospectus for more information about the conditions required for, and consequences of, an IPR Reset. Please consult your investment adviser representative to determine whether an IPR Reset may be appropriate for you.
(iii)
IPR Death Benefit. Payment of Advisory Fees may also impact the amount payable under the IPR Death Benefit. Although deductions to pay Advisory Fees do not reduce the amount guaranteed under the rider, to the extent that such deductions reduce your Accumulation Value, they may affect the calculation of the death benefit for your beneficiaries. See “DESCRIPTION OF BENEFITS—Investment Preservation Rider - Advisory—Impact of Advisory Fees on the IPR” in the Prospectus for examples of how Advisory Fees may impact the IPR Death Benefit.

Important Information You Should Consider About The Policy

	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?
No. We do not assess any early withdrawal charges on the base contract. If, however, you purchase the IPR, you will be assessed an
IPR Termination and Withdrawal Charge if you surrender your policy within the first three Policy Years. The maximum charge is 2% of the
IPR Guaranteed Amount that exceeds the IPR Free Withdrawal
Amount. For example, if your IPR Guaranteed Amount is $100,000 and you surrender your policy within the first three Policy Years, you could pay an IPR Termination and Withdrawal Charge of $1,600.00. For the
IPR Termination and Withdrawal Charge applicable to policies issued in
New York, see APPENDIX 2 – State Variations in the Prospectus.
There could be additional deductions for taxes and/or tax penalties.
CHARGES AND DEDUCTIONS - Transaction Expenses – IPR Termination and Withdrawal Charge – Policy Surrender within the first 3 Policy Years FEE TABLE
Are There Transaction Charges?
Yes. We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 25 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. If you elect the IPR, you will be assessed an IPR Termination and Withdrawal Charge if you (i) cancel the IPR; (ii) surrender the policy; and/or (iii) take a partial withdrawal in excess of the IPR Free Withdrawal Amount during the first three Policy
Years.
CHARGES AND DEDUCTIONS - Transaction Expenses FEE TABLE
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any
Advisory Fees paid to the Investment Adviser. If such fees were reflected, the fees and expenses disclosed below would be higher.
CHARGES AND DEDUCTIONS - Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses FEE TABLE

ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	0.30%	0.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.00%[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As an annualized percentage of daily Variable Accumulation Value
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Rider (for policyowners aged 75 or younger at the time the application is signed), calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR (7 Year Holding Period), calculated as a percentage of the amount that is guaranteed under the IPR.
4 If you elect the IPR and cancel it, take a withdrawal in excess of the
IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: $743.86	HIGHEST ANNUAL COST $2,464.39

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is This a Short-Term Investment?
No. This policy is not designed for short-term investing and may not be appropriate for an investor who readily needs access to cash. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the IPR, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider. Moreover, if you withdraw more than the IPR Free Withdrawal
Amount (not including withdrawals to pay Advisory Fees in states other than New York) within the first three Policy Years, you will incur an IPR
Termination and Withdrawal Charge, which could substantially increase your costs under the Policy. Withdrawals may also be subject to federal and state income taxes and tax penalties.
PRINCIPAL RISKS OF INVESTING IN THE POLICY

What are the Risks Associated with Investment Options?
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options you choose and the crediting rate of the
DCA Advantage Account.
•Each investment option and the DCA Advantage Account has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the DCA Advantage Account before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What are the Risks Related to the Insurance Company?
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, including with respect to the DCA
Advantage Account, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Limits on the Investment Options?
Yes.
•We limit the number of Investment Divisions you may choose. You may allocate premium payments and Accumulation Value to up to 18 separate Investment Divisions plus the DCA Advantage Account.
•If you elect the IPR, your investment options will be limited to those permitted by the rider. See APPENDIX 1B and 1C.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Policy Year.
•Additional restrictions apply with respect to the transfer to and from the DCA Advantage Account.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close or substitute Portfolios as investment options that are available under the policy.
THE POLICIES—Policy Application and Premium Payments; Transfers; Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNT— Additions, Deletions, or Substitutions of Investments

Are There Restrictions on Policy Benefits?
Yes.
•If you elect certain optional benefits, you can only make premium payments during your first Policy Year or after the rider holding period end date.
•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.
•Certain optional benefits may limit withdrawals or other rights under the policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal and/or could terminate the benefit.
•You are required to have a minimum Accumulation Value for some optional benefits.
•Some optional benefits cannot be cancelled without surrendering your policy.
•The amount of the death benefit available under certain optional benefits may vary depending on the date of death. Certain optional benefits may offer a lesser death benefit at issue and require that the policy be held for a minimum waiting period before the greater death benefit will be payable. If you die before the end of the minimum waiting period, the death benefit will be less than the greater death benefit available after the minimum waiting period. Additionally, where there is a reset of certain optional benefit riders, a new minimum waiting period will be required before the greater death benefit will be payable. If you die before the end of the new minimum waiting period, the death benefit may be less than the greater death benefit available after the new minimum waiting period.

THE
POLICIES—Policy
Application and
Premium Payments
DESCRIPTION OF
BENEFITS—
Investment
Preservation Rider
– Advisory; Annual
Death Benefit Reset
Rider; Automatic
Asset Reallocation;
and Dollar Cost
Averaging
Programs

	TAXES	LOCATION IN PROSPECTUS
What are the Policy’s Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy, including withdrawals to pay Advisory Fees.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the policy does not provide additional benefits.
•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59 ½.
FEDERAL TAX MATTERS

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are the Investment Professionals Compensated?
After you purchase the policy, the Investment Adviser will receive compensation in the form of Advisory Fees, some of which the
Investment Adviser will pay to your investment adviser representative.
Your investment adviser representative will also receive other compensation provided by NYLIAC. Given that a recommendation of this policy allows your investment adviser representative to earn other forms of compensation which may not be available in connection with other investments, the Investment Adviser and your investment adviser representative may have a financial incentive to offer or recommend this policy over other investments.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Should I Exchange my Policy?
Your investment adviser representative may have a financial incentive to offer you a new policy in place of the one you own because an exchange will result in compensation for the Investment Adviser in the form of Advisory Fees, some of which will be paid to your investment adviser representative. Your investment adviser representative will also receive other compensation provided by NYLIAC. You should only consider exchanging your policy if you determine, after comparing the features, fees, risks of both policies, and any fees or penalties to terminate the existing policy,that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES - Tax -Free Section 1035 Exchanges

Benefits Available Under The Policies

The following tables summarize information about the benefits available under the policy.
STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit	Guarantees your beneficiaries will receive a benefit at least equal to the greatest of: (i) your Accumulation Value or (ii) the Return of Premium Death Benefit.	No additional charge
•Withdrawals, other than
those made to pay
Advisory Fees, could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•Withdrawals to pay
Advisory Fees (in states
other than New York) will
reduce your Accumulation
Value on a dollar for dollar
basis.

OPTIONAL DEATH BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked-in higher death benefit each year from the Policy Date (“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary (or as
of the Policy Date if within
the first Policy Year),
deducted quarterly)

•Only available at the time
of application to
policyowners aged 80 or
younger.
•Resets will continue on
Reset Anniversaries until
the Owner (or Annuitant if
the Owner is not a natural
person) is age 85.
•Withdrawals, other than
those made to pay
Advisory Fees (in states
other than New York),
could significantly reduce
the benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•Withdrawals to pay
Advisory Fees (in states
other than New York) will
reduce your Accumulation
Value on a dollar-for-dollar
basis.
•You cannot cancel the rider

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
without surrendering the policy. •The rider is not available for Inherited Non-Qualified policies.
IPR – Advisory Death Benefit
A death benefit that is
available if you purchase the
IPR. The IPR guarantees
that your beneficiaries will
receive the greater of: (i) the
Standard Death Benefit;
(ii) any death benefit
available under any other
rider attached to your policy;
or (iii) the IPR Death Benefit.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only Available at the time
of application.
•Where the Guarantee
Percentage under the IPR
is 101% or more, the
Owner must hold the policy
for a minimum waiting
period (within two years of
the Holding Period End
Date), before the IPR
Death Benefit equals the
Guaranteed Amount. If the
Owner dies prior to the end
of the required waiting
period, the IPR Death
Benefit will be equal to the
first policy year premiums
less any proportional
withdrawals. (See
DESCRIPTION OF
BENEFITS – Investment
Preservation Rider in the
Prospectus for more
information on IPR Death
Benefit calculations.)
•If an IPR Reset is elected
where the Guaranteed
Percentage under the IPR
is 101% or more, a new
minimum waiting period
(within two years of the
Holding Period End Date)
will begin before the IPR
Death Benefit equals the
Guaranteed Amount. If the
Owner dies prior to the end
of that required waiting
period, the IPR Death
Benefit will equal the
Accumulation Value as of
the Rider Reset Effective
Date less any proportional
withdrawals. (See
DESCRIPTION OF
BENEFITS – Investment
Preservation Rider in the

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Prospectus for more
information on the IPR
Death Benefit calculations.
•Only payable if the
Owner’s spouse does not
elect to continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the IPR
will continue and the IPR
Death Benefit will not be
paid.
•Only payable if the
Owner’s spouse does not
elect to continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the IPR
will continue and the IPR
Death Benefit will not be
paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR –
Advisory” for more
information about the
restrictions and limitations
applicable to the IPR.
•Not available in certain
jurisdictions. See
APPENDIX 2 – State
Variations in the
Prospectus.

OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
IPR – Advisory
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the IPR
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed) Maximum IPR Termination and Withdrawal Charge: 2.00%. (For the Termination and Withdrawal Charge
•Only available at the time
of application.
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.
•This rider provides no
benefit if you surrender the
policy before the end of the

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Guaranteed Amount.

You may request to reset the
IPR Guaranteed Amount (an
IPR Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner’s
spouse does not elect to
continue the policy.

Percentage applicable in
New York, see APPENDIX 2
– State Variations in the
Prospectus.)

(A charge that applies during
the first three Policy Years
and is assessed if the policy
owner (i) cancels the IPR;
(ii) surrenders the policy;
and/or (iii) takes a partial
withdrawal in excess of the
IPR Free Withdrawal
Amount. The charge is
calculated as a percentage of
the amount guaranteed
under the rider (the IPR
Guaranteed Amount) that
exceeds the IPR Free
Withdrawal Amount.
Withdrawals to pay Advisory
Fees do not count towards
the IPR Free Withdrawal
Amount.)

Holding Period.
•Restricts the availability of
certain investment options.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals, other than
those taken to pay
Advisory Fees in states
other than New York, could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn). During
the first three Policy Years,
if you take a withdrawal in
excess of the IPR Free
Withdrawal Amount, other
than a withdrawal in
connection with a partial
annuitization, you will incur
an IPR Termination and
Withdrawal Charge.
•Deductions to pay Advisory
Fees (in states other than
New York) will reduce your
Accumulation Value on a
dollar-for-dollar basis.
•An IPR Reset starts a new
Holding Period. New
annual charges and
Termination and
Withdrawal Charges may
apply after you elect an
IPR Reset.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits
•Only available to policy
owners aged 75 or younger
(80 or younger for the 7
Year Holding Period).
•The rider is not available
for Inherited IRA, Inherited
Roth IRA, or Inherited
Non-Qualified policies.

OTHER OPTIONAL BENEFITS INCLUDED WITH ALL POLICIES AT NO ADDITIONAL COST
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment Division at a pre–set level.	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions at set intervals.	None
•Cannot be used with the
Automatic Asset
Rebalancing option, or with
an investment preservation
rider.
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account
Allows you to set up
automatic dollar cost
averaging using the DCA
Advantage Account when
you make an initial premium
payment or a subsequent
premium payment of at least
$2,000. The DCA Advantage
Account transfers amounts
automatically to the
Investment Divisions you
choose in up to six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.
None
•DCA Advantage Account
duration may not extend
beyond the Annuity
Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account,
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Page
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
may differ. •The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to its claims-paying ability.
Buying The Policy

Q.
How do I purchase the New York Life Premier Advisory Variable Annuity policy?
A.
To purchase a policy, you must enter into a client agreement with Eagle Strategies LLC, NYLIAC’s affiliated investment adviser, and agree to pay ongoing, asset-based Advisory Fees to Eagle and your investment adviser representative for ongoing, investment advisory services relating to the policy. You must complete an application, which your investment adviser will submit to us, along with your initial premium payment. Acceptance of applications is subject to NYLIAC and Eagle’s rules. We reserve the right to reject any application or initial premium payment.
Q.
How much can I contribute and how are my premium payments invested?
A.
You may allocate premium payments in up to 18 of the available Investment Divisions and the DCA Advantage Account.

The minimum initial premium payment is $25,000, unless we permit otherwise. You may make additional premium payments of at least $2,500 for Qualified Policies and $5,000 for Non-Qualified Policies, or such lower amount as we may permit at any time or in connection with a pre-authorized billing arrangement. Additional premium payments will be accepted until the Owner’s 86th birthday (or, if the policy is jointly owned, the oldest Owner’s 86th birthday). If the policy is owned by an entity, additional premium payments will be accepted until the Annuitant’s 86th birthday (or, if the policy has joint Annuitants, the oldest Annuitant’s 86th birthday). The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by us. The maximum aggregate amount of premium payments we accept is $2,000,000 without prior approval from NYLIAC. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $2,000 to the DCA Advantage Account for any initial premium payment and thereafter for any subsequent premium payment.
For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law. For Inherited IRAs, Inherited Roth IRAs and Inherited Non-Qualified policies, additional premium payments are not permitted.
While the IPR is in effect, you may only make premium payments to your policy in the first Policy Year or after the Holding Period End Date, as applicable.
	NON-QUALIFIED POLICIES (purchased using after–tax dollars)	QUALIFIED POLICIES (purchased using pre-tax dollars)
Minimum Initial Premium	$25,000	$25,000
Minimum Subsequent Premiums	$5,000	Lesser of $2,500 or the maximum permitted by the plan or applicable law
Maximum Total Premiums	$2,000,000 (unless NYLIAC has approved a higher amount) NYLIAC reserves the right to limit the dollar amount of any premium payment.

Q.
When will any premium payments that I make be credited to my account?
A.
If the application is in Good Order, we will issue the policy and allocate the initial premium payment to the Allocation Options you have selected within two Business Days after we receive it. If your application is not in Good Order, or if you do not give us complete instructions about how to allocate your premium payment among the Allocation Options, we may delay issuing your policy and crediting your account while we obtain the missing information. However, we will not hold your initial purchase payment for more than five Business Days without your permission.
Subsequent premium payments must be sent to one of the following addresses:
	Regular Mail	Express Mail
Subsequent Premium Payments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC 5450 N Cumberland Avenue Suite 100 Chicago, IL 60656-1422
Subsequent premium payments will be allocated to your policy at the close of the Business Day on which they are received by NYLIAC in Good Order. We will apply any subsequent premium payments according to the allocation instructions we have on file at the time of the premium payment.
Acceptance of initial and subsequent premium payments is subject to our sales standards that are used to determine whether a recommended transaction is in your best interest or complies with applicable standards of conduct.
Making Withdrawals: Accessing Money In Your Policy

Q.
Can I access the money in my account during the Accumulation (Savings) Phase?
A.
During the accumulation (savings) phase of your policy, you have full access to your money. You can choose to withdraw your Accumulation Value at any time (although if you withdraw amounts early, you may have to pay taxes, including tax penalties and a IPR Termination and Withdrawal Charge if you elect the IPR).

You can access the money in your policy by making a withdrawal, which will reduce the Accumulation Value of your policy (including the amount of your death benefit). However, withdrawing the Accumulation Value of your policy below a certain level will terminate your policy.
Certain benefits may limit withdrawals under the policy. Certain withdrawals could substantially reduce the benefits available under the policy or a rider (possibly by an amount greater than the actual amount withdrawn) or even terminate certain benefits. If you elect the IPR, you may have to pay an IPR Termination and Withdrawal Charge.
Q.
Are there limitations and consequences associated with taking money out of my policy during the Accumulation (Savings) Phase?
A.
Yes. These limitations and consequences include:

Limitations on withdrawal amounts
The minimum amount you can withdraw is $500,
unless we agree otherwise. Currently, online
withdrawals cannot exceed $250,000 and telephone
partial withdrawals cannot exceed $100,000. If you
submit a written request for a withdrawal for amounts
greater than $50,000, we may require additional
verification of your identity.

Taxes and surrender charges
As described above, there may be tax consequences
when you take out money or surrender your policy. If
your policy includes the IPR, you may also incur an IPR
Termination and Withdrawal charge upon surrender or
partial withdrawal.

Negative impact of withdrawal on benefits and guarantees of your policy
A withdrawal may have a negative impact on certain
standard benefits or optional benefits that you may
elect. It may significantly reduce the value of the
benefit (possibly by an amount greater than the actual
amount withdrawn) or even terminate certain benefits.
A withdrawal may also be a taxable transaction and a
10% penalty tax could be applicable.

Q.
What is the process to request a withdrawal of money from my policy?
A.
You can request to withdraw a portion of your Accumulation Value or surrender your policy in full at any time before the Annuity Commencement Date and while the Annuitant is living. If you want to surrender your policy, you must contact your investment adviser representative or send us a written request in Good Order at one of the below addresses. If you only want to withdraw a portion of your Accumulation Value, you can either request a partial withdrawal by contacting your investment adviser representative, online at www.newyorklife.com or through the mobile application, by telephone at 1-800-598-2019, or by sending us a written request Good Order at one of the following addresses:

	Regular Mail	Express Mail
Surrender or Withdrawal Requests	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Generally, withdrawal or surrender requests received in Good Order before the end of the Business Day will be processed that day. If we receive your request after the close of the Business Day, or on a day that is not a Business Day, your requested payment will be processed the next Business Day. Generally, NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in Good Order. Please consult your investment adviser representative before making any requests to surrender your policy or take a withdrawal.
Q.
Can I access the money in my account during the Annuity (Income) Phase?
A.
You can elect to annuitize your policy and turn your Accumulation Value into a fixed stream of Income Payments (sometimes called annuity payments) from NYLIAC. If you do that, payments will be made over the life of the Annuitant(s) and are guaranteed for 10 years, even if the Annuitant dies sooner. This is called the Life Income – Guaranteed Period Payment Option. We may offer other options at our discretion. Once you annuitize, your Accumulation Value will be converted to Income Payments and you may no longer withdraw money at will from your policy.
You may, however, elect partial annuitization and apply a portion of your Accumulation Value towards one of the Income Payment options we may offer, while the remainder of your Accumulation Value can remain invested in your Allocation Options and will continue to provide the opportunity to accumulate Accumulations Value on a tax-deferred basis. All benefits (including guaranteed minimum death benefits and living benefits) terminate when you annuitize your entire Accumulation Value.
Additional Information about Fees

The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The tables do not include any Advisory Fees that will be paid from policy’s Accumulation Value or, in New York, from the policyowner’s assets outside of the policy. If such charges were included, your fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the policy or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Transaction Expenses
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 25 in a policy year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
IPR Termination and Withdrawal Charge (calculated as a percentage of the IPR Guaranteed Amount that exceeds the IPR Free Withdrawal Amount)*	2.0%	2.0%
*
Applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. For variations to the IPR Termination and Withdrawal Charge applicable to policies issued in New York, see APPENDIX 2 – State Variations in the Prospectus.
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses or Advisory Fees). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Policy Expenses
Base Policy Charges (Without Optional Benefits)
	Guaranteed Maximum Charge	Current Charge
Base Contract Charges[1]	0.40%	0.40%
1
As an annualized percentage of daily Variable Accumulation Value. This charge is reduced to 0.35% if, on a Policy Monthly Anniversary, your Accumulation Value is greater than or equal to $500,000 but less than $1,000,000 and 0.30% if your Accumulation Value is greater than or equal to $1,000,000. This charge will remain in effect until the subsequent Policy Monthly Anniversary. See “CHARGES AND DEDUCTIONS- Annual Policy Expenses - Base Contract Charges” in the- Prospectus for additional information.
Optional Benefit Expenses
The following table applies to Optional Benefits currently available for purchase:
		Guaranteed Maximum Charge	Current Charge
Annual Charge for the IPR* (calculated as an annualized percentage of the IPR Guaranteed Amount, deducted on a quarterly basis) * The IPR Guarantee Percentage for the 7 Year Holding Period is 100%. The IPR Guarantee Percentage for the 10 Year Holding Period is 110%. The IPR Guarantee Percentage for the 12 and 13 Year Holding Periods is 120%. The IPR Guarantee Percentage for 14 and 15 Year Holding Periods is 130%.	7 Year Holding Period	2.00%	1.00%
	10 Year Holding Period	2.00%	0.70%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%

Annual Death Benefit Reset Rider (ADBR) Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis).	1.00%	0.25% (for policyowners aged 75 or younger at the time the application is signed) 0.50% (for policyowners aged 76-80 at the time the application is signed)
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A.
Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.37%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.34%
1
Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.
2
Fee waivers and expense reimbursements are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Portfolio company.
Examples
The table below is intended to help you compare the cost of investing in the Investment Divisions of the policy with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual policy expenses and Annual Portfolio Expenses. The Examples do not include the Advisory Fees that you pay to the Investment Adviser. If such fees were reflected, your fees and expenses would be higher.
These Examples assume all Accumulation Value is allocated to the Investment Divisions. Your costs could differ from those shown below if you invest in the DCA Advantage Account.
The Examples assume that you invest $100,000 in the Investment Divisions for the time periods indicated. The Examples also assume that your investment has a 5% return each year, and assumes the most expensive combination of Base Contract Charges, Annual Portfolio Expenses and optional benefits available for an additional charge.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Years
	1 yr	3 yr	5 yr	10 yr
If you surrender your policy at the end of the applicable time period:	$4,632.98	$10,832.52	$15,449.42	$32,108.66
If you annuitize at the end of the applicable time period:	$4,632.98	$9,133.82	$15,449.42	$32,108.66
If you do not surrender your policy:	$3,001.00	$9,133.82	$15,449.42	$32,108.66
* Assumes you have elected both the IPR with a 10-year Holding Period and the ADBR (for policyowners aged 75 or younger at the time the application is signed).

Appendix 1A
Investment Options Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy or the Investment Advisor may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
If you elect to purchase the IPR, you may not be able to invest in certain Portfolios. Your available allocation options are listed in Appendix 1B and Appendix 1C.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.93%	11.06%	13.68%	11.58%
Asset Allocation	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.97%	11.16%	7.14%	7.04%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.80%	6.57%	(0.88)%	1.71%
Sector	NYLIM VP CBRE Global Infrastructure (formerly NYLI VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	15.31%	6.79%	2.39%
Asset Allocation	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.80%	9.29%	3.67%	5.14%
Appendix 1A-1

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	13.46%	12.11%	12.40%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	13.96%	11.74%	9.69%
Asset Allocation	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.94%	13.69%	7.90%	9.07%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	13.50%	12.06%	10.69%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	4.86%	5.16%	4.74%
Asset Allocation	NYLIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.89%	12.24%	7.06%	8.05%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.26%	7.78%	2.67%	1.81%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.88%	16.70%	6.29%	7.13%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.83%	14.76%	8.30%	9.91%
Appendix 1A-2

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	16.11%	5.34%	10.10%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	6.60%	4.18%	5.87%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.90%	8.60%	3.73%	4.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.17%	(0.15)%	1.13%
Large Cap Equity	NYLIM VP MFS® Investors Trust (formerly NYLI VP MFS® Investors Trust) — Service Class Adviser: New York Life Investments / Subadviser: Massachusetts Financial Services Company (“MFS”)	1.00%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research (formerly NYLI VP MFS® Research) — Service Class Adviser: New York Life Investments / Subadviser: MFS	1.01%	N/A	N/A	N/A
Asset Allocation	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.83%	11.02%	5.36%	6.61%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	15.20%	17.27%	10.88%
Appendix 1A-3

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) — Service Class Adviser: New York Life Investments / Subadviser: NIMNA	1.03%	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.34%	7.89%	1.11%	3.03%
International/ Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	12.01%	(0.05)%	5.18%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	17.43%	14.00%	14.34%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	7.00%	4.79%	7.12%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.11%	4.63%	1.38%	8.68%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.05%	3.02%	1.89%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	9.26%	5.66%	7.15%
Appendix 1A-4

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	14.07%	12.41%	15.85%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.85%	10.20%	11.15%	10.30%
Asset Allocation	American Funds® IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	15.59%	8.70%	9.50%
Investment Grade Bond	American Funds® IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.72%	6.98%	(0.38)%	2.11%
Investment Grade Bond	American Funds® IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	9.03%	(2.76)%	0.97%
Large Cap Equity	American Funds® IS Growth Fund — Class 4 Adviser: CRMC	0.83%	19.93%	13.09%	17.67%
Large Cap Equity	American Funds® IS Growth-Income Fund — Class 4 Adviser: CRMC	0.78%	17.77%	13.62%	13.63%
International/ Global Equity	American Funds® IS New World Fund® — Class 4 Adviser: CRMC	1.07%	27.92%	5.06%	8.98%
International/ Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4 Adviser: CRMC	1.15%	14.33%	0.23%	6.96%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	7.54%	(0.49)%	1.45%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	16.90%	13.60%	12.08%
Appendix 1A-5

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	9.09%	4.57%	6.07%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)	1.00%	12.65%	1.47%	4.03%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	8.84%	(0.68)%	2.52%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2 Adviser: Columbia	1.13%	14.66%	12.19%	11.20%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Company Growth Fund — Class 2 Adviser: Columbia	1.12%	21.69%	3.32%	14.89%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.31%	10.03%	4.88%	4.52%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	6.76%	(0.81)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.79%	21.24%	15.08%	15.49%
Appendix 1A-6

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.12%	40.79%	5.62%	10.66%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.71%	18.75%	12.13%	11.32%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.37%	12.03%	7.75%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.63%	15.71%	6.67%	8.19%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	21.73%	11.04%	19.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	14.10%	3.92%	N/A
International/ Global Equity	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2 Adviser: FMR / Subadvisers: FIL Investment Advisors	1.02%	18.36%	5.99%	9.53%
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.41%	32.82%	7.76%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.62%	6.93%	(0.21)%	2.45%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.80%	11.49%	9.83%	10.31%
Appendix 1A-7

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	Franklin Gold and Precious Metals VIP Fund — Class 2 Adviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.95%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Subadviser: Franklin Advisers	0.88%	17.04%	10.14%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	15.01%	7.87%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	13.18%	6.49%	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	11.51%	4.91%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	9.04%	2.65%	N/A
International/ Global Equity	Goldman Sachs VIT International Equity Insights Fund — Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.06%	38.15%	10.80%	7.96%
International/ Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	16.23%	3.42%	5.95%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	8.44%	8.07%	10.31%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	7.41%	7.35%	12.51%
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.07%	20.60%	12.23%	12.64%
Appendix 1A-8

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Investment Grade Bond	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.72%	5.90%	2.25%	2.62%
Large Cap Equity	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class Adviser: Lincoln Financial Investments Corporation / Subadviser: ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class Adviser: MFS	1.14%	32.96%	7.02%	9.68%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	5.75%	9.90%	9.69%
International/ Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.15%	21.75%	5.25%	7.27%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.02%	10.08%	3.31%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.19%	3.85%	0.93%	2.78%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.42%	1.47%	1.69%
Appendix 1A-9

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.75%	4.57%	3.14%	2.65%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.83%	8.78%	(0.08)%	2.26%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
International/ Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC (“Voya”) / Subadviser: Voya Investment Management Co. LLC (“VIM”)	0.92%	17.94%	15.18%	14.33%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class S Adviser: Voya / Subadviser: VIM	0.80%	7.46%	(0.09)%	2.42%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.

The following is a list of fixed options currently available under the policy. We may change the features of the fixed options listed below and offer new fixed options. We will provide you with written notice before doing so.
Name	Term	Guaranteed Minium Interest Rate
DCA Advantage Account	6 months	0.05%
Appendix 1A-10

Appendix 1B
Investment Divisions with IPR (10-year Holding Period option; 12-15 year Holding Period options)
Option 1 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
NYLIM VP Bond
NYLIM VP MacKay U.S. Infrastructure Bond
NYLIM VP PIMCO Real Return
NYLIM VP U.S. Government Money Market
American Funds® IS The Bond Fund of America®
American Funds® IS Capital World Bond Fund®
American Funds® IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio

Fidelity® VIP Investment Grade Bond Portfolio
Lord Abbett Series Fund, Inc. — Short Duration Income Port
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Voya Intermediate Bond Portfolio

Subcategory II Funds
NYLIM VP Floating Rate NYLIM VP MacKay High Yield Corporate Bond NYLIM VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity
NYLIM VP Dimensional U.S. Equity
NYLIM VP Epoch U.S. Equity Yield
NYLIM VP Hedge Multi-Strategy
NYLIM VP MacKay Convertible
NYLIM VP MFS® Investors Trust
NYLIM VP MFS® Research
NYLIM VP S&P 500 Index
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio

American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
LVIP ClearBridge Appreciation Fund
Voya Growth and Income Portfolio

Appendix 1B-1

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio Nomura VIP Small Cap Value Series

Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
NYLIM VP PineStone International Equity
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio

Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
NYLIM VP CBRE Global Infrastructure NYLIM VP Fidelity Institutional AM® Utilities NYLIM VP Natural Resources NYLIM VP Newton Technology Growth		Fidelity® VIP Health Care Portfolio Franklin Gold and Precious Metals VIP Fund Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
NYLIM VP Balanced
NYLIM VP Conservative Allocation
NYLIM VP Income Builder
NYLIM VP Janus Henderson Balanced
NYLIM VP Moderate Allocation
American Funds® IS Asset Allocation Fund
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Appendix 1B-2

Appendix 1C
Investment Divisions available with IPR (7-year Holding Period option)
Option 1 – Franklin Templeton Model Portfolios
Moderate		Moderately Conservative
100%	Franklin Templeton Moderate Model Portfolio	100%	Franklin Templeton Moderately Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	40%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
NYLIM VP Bond
NYLIM VP MacKay U.S. Infrastructure Bond
NYLIM VP PIMCO Real Return
NYLIM VP U.S. Government Money Market
American Funds® IS The Bond Fund of America®
American Funds® IS Capital World Bond Fund®
American Funds® IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP Investment Grade Bond Portfolio

Lord Abbett Series Fund, Inc. — Short Duration Income Port
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Voya Intermediate Bond Portfolio

Subcategory II Funds
NYLIM VP Floating Rate NYLIM VP MacKay High Yield Corporate Bond NYLIM VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	60%
Category B Funds
NYLIM VP American Century Large Cap Equity
NYLIM VP Dimensional U.S. Equity
NYLIM VP Epoch U.S. Equity Yield
NYLIM VP Hedge Multi-Strategy
NYLIM VP MacKay Convertible
NYLIM VP MFS® Investors Trust
NYLIM VP MFS® Research
NYLIM VP S&P 500 Index
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio

American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
LVIP ClearBridge Appreciation Fund
Voya Growth and Income Portfolio

Appendix 1C-1

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio Nomura VIP Small Cap Value Series

Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
NYLIM VP PineStone International Equity
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio

Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
NYLIM VP CBRE Global Infrastructure NYLIM VP Fidelity Institutional AM® Utilities NYLIM VP Natural Resources NYLIM VP Newton Technology Growth		Fidelity® VIP Health Care Portfolio Franklin Gold and Precious Metals VIP Fund Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
NYLIM VP Balanced
NYLIM VP Conservative Allocation
NYLIM VP Income Builder
NYLIM VP Janus Henderson Balanced
NYLIM VP Moderate Allocation
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Appendix 1C-2

Back Cover Page
This Summary Prospectus incorporates by reference the New York Life Premier Advisory Variable Annuity full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/premieradvisory. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Separate Account III EDGAR contract identifier #C000230687